                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6447

                      (Investment Company Act File Number)

                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  9/30/07

              Date of Reporting Period:  Six months ended 3/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006		2005 [2]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.05		$10.05		$10.10	$10.15	$10.10	$10.05
Income From Investment Operations:
Net investment income	0.16		0.29		0.19	0.13	0.15	0.20
Net realized and unrealized gain (loss) on investments	(0.00	) [3]	(0.00	) [3]	(0.05)	(0.05)	0.05	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.29		0.14	0.08	0.20	0.25
Less Distributions:
Distributions from net investment income	(0.16)		(0.29)		(0.19)	(0.13)	(0.15)	(0.20)
Net Asset Value, End of Period	$10.05		$10.05		$10.05	$10.10	$10.15	$10.10
Total Return [4]	1.60%		2.89%		1.42%	0.75%	1.97%	2.56%

Ratios to Average Net Assets:
Net expenses	0.80	% [5]	0.80%		0.80%	0.80%	0.80%	0.78%
Net investment income	3.19	% [5]	2.76%		1.86%	1.23%	1.39%	1.98%
Expense waiver/reimbursement [6]	0.49	% [5]	0.49%		0.44%	0.44%	0.43%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,226		$81,366		$230,669	$341,469	$498,387	$327,396
Portfolio turnover	33%		46%		55%	69%	49%	32%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,016.00	$4.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Bank Enhanced	20.9%
General Obligation--Local	14.8%
Hospital	12.5%
Insured	11.2%
Resource Recovery	9.9%
Industrial Development Bond/Pollution Control Revenue	7.5%
Senior Care	6.5%
Special Tax	5.5%
Electric and Gas	2.8%
Public Power	2.3%
Other [2]	5.6%
Other Assets and Liabilities--Net [3]	0.5%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--63.6%
		Alabama--1.8%
$500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	$507,375
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	649,694
1,000,000		Huntsville, AL, Health Care Authority, Revenue Bonds (Series 2007A), 4.45% (Huntsville Hospital), 6/1/2032	1,000,000
1,000,000		Mobile, AL, IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,019,820
300,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2008	302,268
300,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	304,593
500,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	510,730
		TOTAL	4,294,480
		Arizona--1.3%
3,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,976,960
		Arkansas--0.3%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	784,106
		California--0.4%
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,032,180
		Colorado--4.1%
260,000		Beacon Point, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	265,104
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,488,525
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	300,711
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	402,408
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	$504,355
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,993,880
795,000		High Plains, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	810,606
4,000,000		Triview, CO, Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007	3,997,520
		TOTAL	9,763,109
		Florida--3.9%
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,385,062
54,609		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	53,715
355,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	354,940
435,000		East Homestead, FL, Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	435,600
20,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	19,996
565,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	566,226
15,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	15,028
6,000,000		Highlands County, FL, Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,170,640
80,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,072
120,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	120,654
45,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	45,026
		TOTAL	9,246,959
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--3.6%
$2,835,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	$2,844,441
5,086,000		East Point, GA, 4.50% TANs, 12/31/2007	5,089,865
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	711,578
		TOTAL	8,645,884
		Indiana--0.5%
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	371,950
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	790,397
		TOTAL	1,162,347
		Iowa--1.9%
500,000		Bremer County, IA, Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), 11/15/2008	499,240
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,513,665
500,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan College), 5/24/2007	500,910
600,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn University), 5/24/2007	600,990
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	657,360
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	679,143
		TOTAL	4,451,308
		Kansas--3.0%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,008,190
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	445,196
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,400,612
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System)/(United States Treasury COL), 9/1/2007	251,317
		TOTAL	7,105,315
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kentucky--2.0%
$4,800,000		Newport, KY, 4.05% BANs, 12/1/2007	$4,796,016
		Louisiana--3.5%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,055,300
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,491,000
800,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	797,840
830,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	829,402
		TOTAL	8,173,542
		Maryland--0.6%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,502,400
		Massachusetts--0.4%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	431,630
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	404,228
		TOTAL	835,858
		Michigan--0.7%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,396,122
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	251,870
		TOTAL	1,647,992
		Minnesota--1.2%
2,390,000		St. Anthony, MN, Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007	2,396,668
250,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	254,880
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	202,028
		TOTAL	2,853,576
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.3%
$750,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2008	$760,102
		Missouri--2.7%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,251,537
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007	1,501,200
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007	1,500,810
1,000,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 4.00% (Lutheran Senior Services), 2/1/2008	999,630
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,036,922
		TOTAL	6,290,099
		Nebraska--0.4%
250,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2007	250,073
265,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2008	265,681
425,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,938
		TOTAL	942,692
		Nevada--4.2%
2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	2,339,184
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	722,953
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	457,737
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,524,060
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,493,880
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,780
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	795,976
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	$759,605
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,692,915
		TOTAL	10,070,090
		New Jersey--6.6%
1,740,000		Asbury Park, NJ, 5.00% BANs, 9/6/2007	1,745,203
1,000,000		Bayonne, NJ, Parking Authority, Parking Project Notes (Series 2007), 4.50% BANs (Bayonne, NJ GTD), 6/15/2007	1,000,650
1,000,000		Bayonne, NJ, Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,000,130
1,500,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,504,725
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,012,360
400,000		Hudson County, NJ, Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	400,508
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	701,228
1,654,500		Weehawken Township, NJ, 4.50% BANs, 3/5/2008	1,665,569
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	3,005,280
1,742,000		Weehawken Township, NJ, 5.00% BANs, 4/12/2007	1,742,540
		TOTAL	15,778,193
		New Mexico--1.1%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,000,360
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	496,280
		TOTAL	2,496,640
		New York--1.9%
1,000,000		Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007	1,000,900
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,048,610
855,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	862,686
1,610,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,614,653
		TOTAL	4,526,849
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--0.4%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	$995,380
		Ohio--4.2%
2,800,000		Clark County, OH, Housing Revenue Bonds (Series 2006), 4.35% TOBs (Lincoln Park Housing Partnership II LP)/(Transamerica Financial Life Insurance Co. GTD), Mandatory Tender 6/1/2009	2,795,828
2,235,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,220,651
4,995,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	4,965,180
		TOTAL	9,981,659
		Oklahoma--0.4%
1,000,000		Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	1,018,200
		Pennsylvania--2.6%
565,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	565,367
330,000		Delaware County, PA, Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	330,007
3,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 4.23% (Guthrie Healthcare System, PA), 12/1/2017	3,000,000
650,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	652,620
750,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	756,450
750,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	758,978
		TOTAL	6,063,422
		South Carolina--0.8%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	2,002,260
		Tennessee--0.8%
2,000,000		Carter County, TN, IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,996,060
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--1.3%
$1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	$1,019,476
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,038,442
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,008,900
		TOTAL	3,066,818
		Utah--1.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007	3,298,284
		Virginia--2.1%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	2,022,100
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,001,620
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	997,260
1,000,000		Rappahannock, VA, Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009	1,009,430
		TOTAL	5,030,410
		Washington--1.4%
2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	2,185,647
400,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007	402,788
825,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008	840,584
		TOTAL	3,429,019
		Wyoming--1.8%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2007	4,197,900
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,384,091)	151,216,109
Principal Amount			Value
		SHORT-TERM MUNICIPALS--35.9% [3]
		Alabama--1.0%
$875,000		Shelby County, AL, EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 3.770%, 4/5/2007	$875,000
1,555,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 4/6/2007	1,555,000
		TOTAL	2,430,000
		California--2.4%
4,500,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.040%, 4/5/2007	4,500,000
1,115,000		California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont Corp.)/(Pacific Capital Bank, N.A. LOC), 4.550%, 4/4/2007	1,115,000
		TOTAL	5,615,000
		Florida--1.9%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.760%, 4/4/2007	4,500,000
		Georgia--1.4%
1,040,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.080%, 4/5/2007	1,040,000
2,285,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.700%, 4/4/2007	2,285,000
		TOTAL	3,325,000
		Indiana--5.5%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.010%, 4/4/2007	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.010%, 4/4/2007	8,000,000
		TOTAL	13,000,000
		Minnesota--1.4%
3,250,000		Sherburn, MN, PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.950%, 4/4/2007	3,250,000
		Missouri--0.4%
1,080,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.850%, 4/5/2007	1,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Multi State--0.4%
$903,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.800%, 4/5/2007	$903,000
		Ohio--9.7%
1,345,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.630%, 4/5/2007	1,345,000
2,730,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 3.780%, 4/4/2007	2,730,000
3,010,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.650%, 4/5/2007	3,010,000
960,000		Lucas County, OH, IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 4.630%, 4/5/2007	960,000
2,105,000		Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC), 4.630%, 4/5/2007	2,105,000
1,560,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 3.800%, 4/4/2007	1,560,000
1,470,000		Summit County, OH, IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.300%, 4/5/2007	1,470,000
520,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC), 4.630%, 4/5/2007	520,000
1,600,000		Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC), 4.630%, 4/5/2007	1,600,000
1,050,000		Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,050,000
3,110,000		Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 4.630%, 4/5/2007	3,110,000
1,580,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,580,000
595,000		Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.630%, 4/5/2007	595,000
1,410,000		Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,410,000
		TOTAL	23,045,000
		Oklahoma--0.4%
1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.720%, 4/4/2007	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		South Carolina--1.2%
$2,800,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC), 4.850%, 4/5/2007	$2,800,000
		Tennessee--6.9%
2,000,000		Blount County, TN, Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.850%, 4/2/2007	2,000,000
2,500,000		Blount County, TN, Public Building Authority, (Series A-3-A) Daily VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.850%, 4/2/2007	2,500,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	1,000,000
700,000		Sevier County, TN, Public Building Authority, (Series IV-B-7) Daily VRDNs (Johnson City, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	700,000
4,205,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	4,205,000
2,285,000		Sevier County, TN, Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	2,285,000
3,800,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	3,800,000
		TOTAL	16,490,000
		Texas--1.4%
3,400,000		Harris County, TX, HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.770%, 4/2/2007	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Utah--1.9%
$2,300,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 4/2/2007	$2,300,000
2,300,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.770%, 4/2/2007	2,300,000
		TOTAL	4,600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $85,438,000)	85,438,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (IDENTIFIED COST $236,822,091) [4]	236,654,109
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,222,047
		TOTAL NET ASSETS--100%	$237,876,156

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.1% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $3,879,960, which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At March 31, 2007, this liquid restricted security amounted to $903,000, which represented 0.4% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $236,821,774.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RAN(s)	--Revenue Anticipation Note(s)
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $236,822,091)		$236,654,109
Cash		41,926
Income receivable		2,605,560
Receivable for investments sold		4,145,000
Receivable for shares sold		213,884
TOTAL ASSETS		243,660,479
Liabilities:
Payable for investments purchased	$4,713,031
Payable for shares redeemed	607,520
Income distribution payable	362,749
Payable for Directors'/Trustees' fees	128
Payable for distribution services fee (Note 5)	14,476
Payable for shareholder services fee (Note 5)	18,057
Accrued expenses	68,362
TOTAL LIABILITIES		5,784,323
Net assets for 23,673,058 shares outstanding		$237,876,156
Net Assets Consist of:
Paid-in capital		$240,974,940
Net unrealized depreciation of investments		(167,982)
Accumulated net realized loss on investments		(2,930,756)
Distributions in excess of net investment income		(46)
TOTAL NET ASSETS		$237,876,156
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$154,649,908 ÷ 15,390,553 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption per share		$10.05
Class A Shares:
$83,226,248 ÷ 8,282,505 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2007 (unaudited)

Investment Income:
Interest			$4,822,681
Expenses:
Investment adviser fee (Note 5)		$724,757
Administrative personnel and services fee (Note 5)		95,892
Custodian fees		5,545
Transfer and dividend disbursing agent fees and expenses		30,451
Directors'/Trustees' fees		2,642
Auditing fees		11,020
Legal fees		5,041
Portfolio accounting fees		42,968
Distribution services fee--Class A Shares (Note 5)		105,875
Shareholder services fee--Class A Shares (Note 5)		103,550
Share registration costs		21,869
Printing and postage		17,064
Insurance premiums		3,096
Taxes		9,061
Miscellaneous		1,606
TOTAL EXPENSES		1,180,437
Waivers (Note 5):
Waiver of investment adviser fee	$(538,561)
Waiver of administrative personnel and services fee	(3,848)
Waiver of distribution services fee--Class A Shares	(18,850)
TOTAL WAIVERS		(561,259)
Net expenses			619,178
Net investment income			4,203,503
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(21,130)
Net change in unrealized depreciation of investments			(60,692)
Net realized and unrealized loss on investments			(81,822)
Change in net assets resulting from operations			$4,121,681

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2007	Year Ended 9/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,203,503	$10,431,977
Net realized loss on investments	(21,130)	(738,480)
Net change in unrealized appreciation/depreciation on investments	(60,692)	472,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,121,681	10,165,985
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,855,228)	(6,679,066)
Class A Shares	(1,348,221)	(3,752,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,203,449)	(10,431,592)
Share Transactions:
Proceeds from sale of shares	50,749,461	112,207,384
Net asset value of shares issued to shareholders in payment of distributions declared	2,079,160	5,391,311
Cost of shares redeemed	(55,308,725)	(390,035,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,480,104)	(272,437,130)
Change in net assets	(2,561,872)	(272,702,737)
Net Assets:
Beginning of period	240,438,028	513,140,765
End of period (including distributions in excess of net investment income of $(46) and $(100), respectively)	$237,876,156	$240,438,028

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,915,676	$29,298,660	6,963,400	$69,889,708
Shares issued to shareholders in payment of distributions declared	91,479	919,219	220,752	2,215,625
Shares redeemed	(3,441,905)	(34,586,187)	(19,470,669)	(195,419,405)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(434,750)	$(4,368,308)	(12,286,517)	$(123,314,072)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,134,681	$21,450,801	4,215,962	$42,317,676
Shares issued to shareholders in payment of distributions declared	115,437	1,159,941	316,404	3,175,686
Shares redeemed	(2,062,468)	(20,722,538)	(19,391,695)	(194,616,420)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	187,650	$1,888,204	(14,859,329)	$(149,123,058)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(247,100)	$(2,480,104)	(27,145,846)	$(272,437,130)

4. FEDERAL TAX INFORMATION

At March 31, 2007, the cost of investments for federal tax purposes was $236,821,774. The net unrealized depreciation of investments for federal tax purposes was $167,665. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $142,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $310,567.

At September 30, 2006, the Fund had a capital loss carryforward of $2,277,225 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the Adviser voluntarily waived $538,561 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, FSC voluntarily waived $18,850 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2007, FSC retained $41,074 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2007, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended March 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $106,645,000 and $121,385,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2007, were as follows:

Purchases	$49,878,948
Sales	$53,456,100

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the six months ended March 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

28391 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006		2005 [2]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.05		$10.05		$10.10	$10.15	$10.10	$10.05
Income From Investment Operations:
Net investment income	0.18		0.33		0.24	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments	(0.00	) [3]	(0.00	) [3]	(0.05)	(0.05)	0.05	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.33		0.19	0.12	0.24	0.30
Less Distributions:
Distributions from net investment income	(0.18)		(0.33)		(0.24)	(0.17)	(0.19)	(0.25)
Net Asset Value, End of Period	$10.05		$10.05		$10.05	$10.10	$10.15	$10.10
Total Return [4]	1.83%		3.36%		1.88%	1.20%	2.43%	2.99%

Ratios to Average Net Assets:
Net expenses	0.35	% [5]	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income	3.64	% [5]	3.26%		2.31%	1.69%	1.87%	2.39%
Expense waiver/reimbursement [6]	0.45	% [5]	0.44%		0.39%	0.39%	0.38%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,650		$159,072		$282,472	$468,411	$495,239	$323,260
Portfolio turnover	33%		46%		55%	69%	49%	32%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,018.30	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.19	$1.77

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Bank Enhanced	20.9%
General Obligation--Local	14.8%
Hospital	12.5%
Insured	11.2%
Resource Recovery	9.9%
Industrial Development Bond/Pollution Control Revenue	7.5%
Senior Care	6.5%
Special Tax	5.5%
Electric and Gas	2.8%
Public Power	2.3%
Other [2]	5.6%
Other Assets and Liabilities--Net [3]	0.5%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--63.6%
		Alabama--1.8%
$500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	$507,375
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	649,694
1,000,000		Huntsville, AL, Health Care Authority, Revenue Bonds (Series 2007A), 4.45% (Huntsville Hospital), 6/1/2032	1,000,000
1,000,000		Mobile, AL, IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,019,820
300,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2008	302,268
300,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	304,593
500,000		Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	510,730
		TOTAL	4,294,480
		Arizona--1.3%
3,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,976,960
		Arkansas--0.3%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	784,106
		California--0.4%
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,032,180
		Colorado--4.1%
260,000		Beacon Point, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	265,104
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,488,525
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	300,711
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	402,408
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	$504,355
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,993,880
795,000		High Plains, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	810,606
4,000,000		Triview, CO, Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007	3,997,520
		TOTAL	9,763,109
		Florida--3.9%
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,385,062
54,609		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	53,715
355,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	354,940
435,000		East Homestead, FL, Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	435,600
20,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	19,996
565,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	566,226
15,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	15,028
6,000,000		Highlands County, FL, Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,170,640
80,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,072
120,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	120,654
45,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	45,026
		TOTAL	9,246,959
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--3.6%
$2,835,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	$2,844,441
5,086,000		East Point, GA, 4.50% TANs, 12/31/2007	5,089,865
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	711,578
		TOTAL	8,645,884
		Indiana--0.5%
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	371,950
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	790,397
		TOTAL	1,162,347
		Iowa--1.9%
500,000		Bremer County, IA, Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), 11/15/2008	499,240
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,513,665
500,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan College), 5/24/2007	500,910
600,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn University), 5/24/2007	600,990
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	657,360
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	679,143
		TOTAL	4,451,308
		Kansas--3.0%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,008,190
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	445,196
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,400,612
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System)/(United States Treasury COL), 9/1/2007	251,317
		TOTAL	7,105,315
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kentucky--2.0%
$4,800,000		Newport, KY, 4.05% BANs, 12/1/2007	$4,796,016
		Louisiana--3.5%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,055,300
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,491,000
800,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	797,840
830,000		Opelousas, LA, General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	829,402
		TOTAL	8,173,542
		Maryland--0.6%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,502,400
		Massachusetts--0.4%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	431,630
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	404,228
		TOTAL	835,858
		Michigan--0.7%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,396,122
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	251,870
		TOTAL	1,647,992
		Minnesota--1.2%
2,390,000		St. Anthony, MN, Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007	2,396,668
250,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	254,880
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	202,028
		TOTAL	2,853,576
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.3%
$750,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2008	$760,102
		Missouri--2.7%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,251,537
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007	1,501,200
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007	1,500,810
1,000,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 4.00% (Lutheran Senior Services), 2/1/2008	999,630
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,036,922
		TOTAL	6,290,099
		Nebraska--0.4%
250,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2007	250,073
265,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2008	265,681
425,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,938
		TOTAL	942,692
		Nevada--4.2%
2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	2,339,184
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	722,953
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	457,737
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,524,060
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,493,880
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,780
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	795,976
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	$759,605
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,692,915
		TOTAL	10,070,090
		New Jersey--6.6%
1,740,000		Asbury Park, NJ, 5.00% BANs, 9/6/2007	1,745,203
1,000,000		Bayonne, NJ, Parking Authority, Parking Project Notes (Series 2007), 4.50% BANs (Bayonne, NJ GTD), 6/15/2007	1,000,650
1,000,000		Bayonne, NJ, Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,000,130
1,500,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,504,725
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,012,360
400,000		Hudson County, NJ, Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	400,508
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	701,228
1,654,500		Weehawken Township, NJ, 4.50% BANs, 3/5/2008	1,665,569
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	3,005,280
1,742,000		Weehawken Township, NJ, 5.00% BANs, 4/12/2007	1,742,540
		TOTAL	15,778,193
		New Mexico--1.1%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,000,360
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	496,280
		TOTAL	2,496,640
		New York--1.9%
1,000,000		Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007	1,000,900
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,048,610
855,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	862,686
1,610,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,614,653
		TOTAL	4,526,849
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--0.4%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	$995,380
		Ohio--4.2%
2,800,000		Clark County, OH, Housing Revenue Bonds (Series 2006), 4.35% TOBs (Lincoln Park Housing Partnership II LP)/(Transamerica Financial Life Insurance Co. GTD), Mandatory Tender 6/1/2009	2,795,828
2,235,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,220,651
4,995,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	4,965,180
		TOTAL	9,981,659
		Oklahoma--0.4%
1,000,000		Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	1,018,200
		Pennsylvania--2.6%
565,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	565,367
330,000		Delaware County, PA, Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	330,007
3,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 4.23% (Guthrie Healthcare System, PA), 12/1/2017	3,000,000
650,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	652,620
750,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	756,450
750,000		Westmoreland County, PA, IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	758,978
		TOTAL	6,063,422
		South Carolina--0.8%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	2,002,260
		Tennessee--0.8%
2,000,000		Carter County, TN, IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,996,060
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--1.3%
$1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	$1,019,476
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,038,442
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,008,900
		TOTAL	3,066,818
		Utah--1.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007	3,298,284
		Virginia--2.1%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	2,022,100
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,001,620
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	997,260
1,000,000		Rappahannock, VA, Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009	1,009,430
		TOTAL	5,030,410
		Washington--1.4%
2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	2,185,647
400,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007	402,788
825,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008	840,584
		TOTAL	3,429,019
		Wyoming--1.8%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2007	4,197,900
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,384,091)	151,216,109
Principal Amount			Value
		SHORT-TERM MUNICIPALS--35.9% [3]
		Alabama--1.0%
$875,000		Shelby County, AL, EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 3.770%, 4/5/2007	$875,000
1,555,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 4/6/2007	1,555,000
		TOTAL	2,430,000
		California--2.4%
4,500,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.040%, 4/5/2007	4,500,000
1,115,000		California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont Corp.)/(Pacific Capital Bank, N.A. LOC), 4.550%, 4/4/2007	1,115,000
		TOTAL	5,615,000
		Florida--1.9%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.760%, 4/4/2007	4,500,000
		Georgia--1.4%
1,040,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.080%, 4/5/2007	1,040,000
2,285,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.700%, 4/4/2007	2,285,000
		TOTAL	3,325,000
		Indiana--5.5%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.010%, 4/4/2007	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.010%, 4/4/2007	8,000,000
		TOTAL	13,000,000
		Minnesota--1.4%
3,250,000		Sherburn, MN, PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.950%, 4/4/2007	3,250,000
		Missouri--0.4%
1,080,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.850%, 4/5/2007	1,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Multi State--0.4%
$903,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.800%, 4/5/2007	$903,000
		Ohio--9.7%
1,345,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.630%, 4/5/2007	1,345,000
2,730,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 3.780%, 4/4/2007	2,730,000
3,010,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.650%, 4/5/2007	3,010,000
960,000		Lucas County, OH, IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 4.630%, 4/5/2007	960,000
2,105,000		Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC), 4.630%, 4/5/2007	2,105,000
1,560,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 3.800%, 4/4/2007	1,560,000
1,470,000		Summit County, OH, IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.300%, 4/5/2007	1,470,000
520,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC), 4.630%, 4/5/2007	520,000
1,600,000		Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC), 4.630%, 4/5/2007	1,600,000
1,050,000		Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,050,000
3,110,000		Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 4.630%, 4/5/2007	3,110,000
1,580,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,580,000
595,000		Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.630%, 4/5/2007	595,000
1,410,000		Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC), 4.630%, 4/5/2007	1,410,000
		TOTAL	23,045,000
		Oklahoma--0.4%
1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.720%, 4/4/2007	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		South Carolina--1.2%
$2,800,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC), 4.850%, 4/5/2007	$2,800,000
		Tennessee--6.9%
2,000,000		Blount County, TN, Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.850%, 4/2/2007	2,000,000
2,500,000		Blount County, TN, Public Building Authority, (Series A-3-A) Daily VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.850%, 4/2/2007	2,500,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	1,000,000
700,000		Sevier County, TN, Public Building Authority, (Series IV-B-7) Daily VRDNs (Johnson City, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	700,000
4,205,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	4,205,000
2,285,000		Sevier County, TN, Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	2,285,000
3,800,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 4/2/2007	3,800,000
		TOTAL	16,490,000
		Texas--1.4%
3,400,000		Harris County, TX, HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.770%, 4/2/2007	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Utah--1.9%
$2,300,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 4/2/2007	$2,300,000
2,300,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.770%, 4/2/2007	2,300,000
		TOTAL	4,600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $85,438,000)	85,438,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (IDENTIFIED COST $236,822,091) [4]	236,654,109
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,222,047
		TOTAL NET ASSETS--100%	$237,876,156

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.1% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $3,879,960, which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At March 31, 2007, this liquid restricted security amounted to $903,000, which represented 0.4% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $236,821,774.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RAN(s)	--Revenue Anticipation Note(s)
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $236,822,091)		$236,654,109
Cash		41,926
Income receivable		2,605,560
Receivable for investments sold		4,145,000
Receivable for shares sold		213,884
TOTAL ASSETS		243,660,479
Liabilities:
Payable for investments purchased	$4,713,031
Payable for shares redeemed	607,520
Income distribution payable	362,749
Payable for Directors'/Trustees' fees	128
Payable for distribution services fee (Note 5)	14,476
Payable for shareholder services fee (Note 5)	18,057
Accrued expenses	68,362
TOTAL LIABILITIES		5,784,323
Net assets for 23,673,058 shares outstanding		$237,876,156
Net Assets Consist of:
Paid-in capital		$240,974,940
Net unrealized depreciation of investments		(167,982)
Accumulated net realized loss on investments		(2,930,756)
Distributions in excess of net investment income		(46)
TOTAL NET ASSETS		$237,876,156
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$154,649,908 ÷ 15,390,553 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption per share		$10.05
Class A Shares:
$83,226,248 ÷ 8,282,505 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2007 (unaudited)

Investment Income:
Interest			$4,822,681
Expenses:
Investment adviser fee (Note 5)		$724,757
Administrative personnel and services fee (Note 5)		95,892
Custodian fees		5,545
Transfer and dividend disbursing agent fees and expenses		30,451
Directors'/Trustees' fees		2,642
Auditing fees		11,020
Legal fees		5,041
Portfolio accounting fees		42,968
Distribution services fee--Class A Shares (Note 5)		105,875
Shareholder services fee--Class A Shares (Note 5)		103,550
Share registration costs		21,869
Printing and postage		17,064
Insurance premiums		3,096
Taxes		9,061
Miscellaneous		1,606
TOTAL EXPENSES		1,180,437
Waivers (Note 5):
Waiver of investment adviser fee	$(538,561)
Waiver of administrative personnel and services fee	(3,848)
Waiver of distribution services fee--Class A Shares	(18,850)
TOTAL WAIVERS		(561,259)
Net expenses			619,178
Net investment income			4,203,503
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(21,130)
Net change in unrealized depreciation of investments			(60,692)
Net realized and unrealized loss on investments			(81,822)
Change in net assets resulting from operations			$4,121,681

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2007	Year Ended 9/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,203,503	$10,431,977
Net realized loss on investments	(21,130)	(738,480)
Net change in unrealized appreciation/depreciation on investments	(60,692)	472,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,121,681	10,165,985
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,855,228)	(6,679,066)
Class A Shares	(1,348,221)	(3,752,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,203,449)	(10,431,592)
Share Transactions:
Proceeds from sale of shares	50,749,461	112,207,384
Net asset value of shares issued to shareholders in payment of distributions declared	2,079,160	5,391,311
Cost of shares redeemed	(55,308,725)	(390,035,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,480,104)	(272,437,130)
Change in net assets	(2,561,872)	(272,702,737)
Net Assets:
Beginning of period	240,438,028	513,140,765
End of period (including distributions in excess of net investment income of $(46) and $(100), respectively)	$237,876,156	$240,438,028

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,915,676	$29,298,660	6,963,400	$69,889,708
Shares issued to shareholders in payment of distributions declared	91,479	919,219	220,752	2,215,625
Shares redeemed	(3,441,905)	(34,586,187)	(19,470,669)	(195,419,405)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(434,750)	$(4,368,308)	(12,286,517)	$(123,314,072)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,134,681	$21,450,801	4,215,962	$42,317,676
Shares issued to shareholders in payment of distributions declared	115,437	1,159,941	316,404	3,175,686
Shares redeemed	(2,062,468)	(20,722,538)	(19,391,695)	(194,616,420)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	187,650	$1,888,204	(14,859,329)	$(149,123,058)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(247,100)	$(2,480,104)	(27,145,846)	$(272,437,130)

4. FEDERAL TAX INFORMATION

At March 31, 2007, the cost of investments for federal tax purposes was $236,821,774. The net unrealized depreciation of investments for federal tax purposes was $167,665. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $142,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $310,567.

At September 30, 2006, the Fund had a capital loss carryforward of $2,277,225 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the Adviser voluntarily waived $538,561 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, FSC voluntarily waived $18,850 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2007, FSC retained $41,074 of fees paid by the Fund.

Sales Charges

For the six months ended March 31, 2007, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended March 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended March 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $106,645,000 and $121,385,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2007, were as follows:

Purchases	$49,878,948
Sales	$53,456,100

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the six months ended March 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

26299 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        May 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007